Income Taxes (Details) - Schedule of income before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of income before income taxes [Abstract]
United States	$ (144,811)	$ (137,431)
Foreign	197	133
Total	$ (144,614)	$ (137,298)